SECURED BORROWINGS, Other Aircraft Secured Borrowings (Details) - Secured Borrowings [Member] $ in Thousands		3 Months Ended	12 Months Ended
		Sep. 30, 2018 USD ($) Aircraft	Dec. 31, 2018 USD ($) Aircraft Loan	Dec. 31, 2017 USD ($)
Secured Borrowings [Abstract]
Principal amount outstanding	[1]		$ 2,416,807	$ 2,058,891
Other Aircraft Secured Borrowings [Member]
Secured Borrowings [Abstract]
Number of loans denominated in Euros | Loan			1
Principal amount outstanding	[1]		$ 807,882	$ 905,525
Number of aircraft serving as security | Aircraft		1	17
Recourse debt			$ 477,500
Maturity date, range start date			Dec. 31, 2020
Maturity date, range end date			Jun. 30, 2028
Recourse Secured Borrowing [Member]
Secured Borrowings [Abstract]
Face amount		$ 122,500

[1]	As of December 31, 2018 and 2017, accrued interest on secured borrowings totaled $10.9 million and $6.6 million, respectively.